Schedule of investments
Delaware Floating Rate Fund	April 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Debt Obligations — 0.28%
GoldenTree Loan Management US CLO Series 2024-20A E 144A 0.01% (TSFR03M + 5.90%, Floor 5.90%) 7/20/37 #, •	750,000	$ 750,000
Venture CLO Series 2024-49A E 144A 0.01% (TSFR03M + 7.68%, Floor 7.68%) 4/20/37 #, •	1,000,000	945,000
Total Collateralized Debt Obligations (cost $1,695,000)		1,695,000

Convertible Bond — 0.11%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 =, >>	243,940	660,518
Total Convertible Bond (cost $235,022)		660,518

Corporate Bonds — 4.45%
Communication Services — 1.21%
Altice France 144A 5.50% 10/15/29 #	750,000	491,827
CCO Holdings 144A 4.50% 8/15/30 #	1,000,000	813,391
CMG Media 144A 8.875% 12/15/27 #	417,000	227,906
Consolidated Communications
144A 5.00% 10/1/28 #	500,000	415,592
144A 6.50% 10/1/28 #	1,000,000	869,031

Directv Financing 144A 5.875% 8/15/27 #	500,000	466,451
DISH DBS 144A 5.25% 12/1/26 #	1,500,000	1,182,388
Gray Television 144A 7.00% 5/15/27 #	500,000	455,446
Iliad Holding SASU 8.50% 4/15/31	1,000,000	1,008,783
Sirius XM Radio 144A 4.125% 7/1/30 #	1,625,000	1,379,366
		7,310,181
Consumer Discretionary — 0.26%
Carnival 144A 6.00% 5/1/29 #	595,000	576,952
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	1,000,000	974,067
		1,551,019
Energy — 0.27%
Hilcorp Energy I
144A 6.00% 2/1/31 #	305,000	292,310
144A 6.25% 4/15/32 #	698,000	674,509

Transocean 144A 8.00% 2/1/27 #	629,000	631,059
		1,597,878
Financials — 0.92%
Ardonagh Finco 144A 7.75% 2/15/31 #	2,000,000	1,969,717
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	475,000	457,640
NQ- GA [0424] 0624 (3637116)    1

Schedule of investments
Delaware Floating Rate Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Financials (continued)
Ford Motor Credit 2.90% 2/16/28	500,000	$ 444,980
Howden UK Refinance 144A 7.25% 2/15/31 #	2,000,000	1,975,967
Jones Deslauriers Insurance Management 144A 10.50% 12/15/30 #	670,000	709,837
SVB Financial Group 4.10% 2/15/31 ‡, ψ	75,000	1,022
		5,559,163
Healthcare — 0.61%
CHS
144A 4.75% 2/15/31 #	1,000,000	781,565
144A 5.25% 5/15/30 #	1,000,000	818,505
144A 6.875% 4/15/29 #	500,000	372,206

DaVita 144A 4.625% 6/1/30 #	1,000,000	877,019
Heartland Dental 144A 8.50% 5/1/26 #	802,000	799,907
		3,649,202
Industrials — 0.31%
TransDigm 144A 6.625% 3/1/32 #	1,000,000	999,550
United Rentals North America 3.875% 2/15/31	1,000,000	877,678
		1,877,228
Information Technology — 0.53%
CommScope Technologies 144A 6.00% 6/15/25 #	250,000	197,813
UKG 144A 6.875% 2/1/31 #	3,000,000	3,007,607
		3,205,420
Materials — 0.25%
Cleveland-Cliffs 144A 7.00% 3/15/32 #	1,000,000	977,882
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #	500,000	510,000
		1,487,882
Utilities — 0.09%
Vistra 144A 7.00% 12/15/26 #, μ, ψ	550,000	543,891
		543,891
Total Corporate Bonds (cost $26,895,771)		26,781,864

Municipal Bonds — 0.06%
GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	387,935	374,357
Total Municipal Bonds (cost $367,867)		374,357

2    NQ- GA [0424] 0624 (3637116)

(Unaudited)
	Principalamount°	Value (US $)

Loan Agreements — 92.22%
Communication Services — 12.41%
Advantage Sales & Marketing 9.818% - 9.835% (SOFR03M + 4.51%) 10/28/27 •	9,802,484	$ 9,802,484
Charter Communications Operating Tranche B-4 7.302% (SOFR03M + 2.00%) 12/7/30 •	1,366,575	1,348,639
Connect US Finco 9.816% (SOFR01M + 4.50%) 9/27/29 •	11,220,596	10,926,055
Consolidated Communications Tranche B-1 8.93% (SOFR01M + 3.61%) 10/2/27 •	11,140,820	10,484,559
Coral US Co-Borrower Tranche B-6 8.435% (SOFR01M + 3.11%) 10/15/29 •	2,774,524	2,767,588
CSC Holdings 7.935% (SOFR01M + 2.50%) 4/15/27 •	3,385,799	2,864,386
Cumulus Media New Holdings 9.183% (SOFR01M + 3.86%) 3/31/26 •	9,909,808	6,168,856
DirectV Financing Tranche B 10.68% (SOFR01M + 5.36%) 8/2/29 •	7,440,081	7,456,025
Frontier Communications Tranche B 9.18% (SOFR01M + 3.86%) 10/8/27 •	1,335,705	1,334,631
Gray Television Tranche E 7.942% (SOFR01M + 2.61%) 1/2/26 •	2,597,532	2,568,512
Lorca Finco TBD 4/17/31 X	4,885,000	4,921,637
Sinclair Television Group Tranche B-2 8.091% (SOFR03M + 2.76%) 9/30/26 •	291,973	272,666
Sinclair Television Group Tranche B-3 8.591% (SOFR03M + 3.26%) 4/1/28 •	719,561	568,959
Sinclair Television Group Tranche B-4 9.166% (SOFR01M + 3.85%) 4/21/29 •	7,379,887	5,724,025
Terrier Media Buyer Tranche B 8.909% (SOFR03M + 3.60%) 12/17/26 •	5,458,336	4,632,763
Virgin Media Bristol Tranche Y 8.656% (SOFR06M + 3.35%) 3/31/31 •	2,858,000	2,810,537
		74,652,322
Consumer Discretionary — 12.68%
Caesars Entertainment
Tranche B-1 8.066% (SOFR01M + 2.75%) 2/6/31 •	2,040,000	2,045,736
Tranche B 8.666% (SOFR01M + 3.35%) 2/6/30 •	1,905,750	1,911,557

Carnival 8.067% (SOFR01M + 2.75%) 10/18/28 •	3,973,277	3,988,529
Cedar Fair Tranche B TBD 4/18/31 X	4,885,000	4,900,266
Clarios Global 8.316% (SOFR01M + 3.00%) 5/6/30 •	1,336,625	1,342,306
Flutter Entertainment Public Limited Company Tranche B 7.559% (SOFR03M + 2.25%) 11/25/30 •	3,990,000	4,002,469
Hunter Douglas Holding Tranche B-1 8.824% (SOFR03M + 3.50%) 2/26/29 •	5,596,590	5,569,609
NQ- GA [0424] 0624 (3637116)    3

Schedule of investments
Delaware Floating Rate Fund   (Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)
Consumer Discretionary (continued)

LSF9 Atlantis Holdings 11.816% (SOFR01M + 6.50%) 3/31/29 •	6,440,280	$ 6,512,732
MajorDrive Holdings IV 9.571% (SOFR03M + 4.26%) 6/1/28 •	6,374,554	6,410,411
Omnia Partners 9.074% (SOFR03M + 3.75%) 7/25/30 •	1,216,950	1,225,751
Peer Holding III Tranche B-4 8.559% (SOFR03M + 3.25%) 10/28/30 •	4,850,000	4,873,241
PetsMart 9.166% (SOFR01M + 3.85%) 2/11/28 •	2,874,483	2,835,856
Scientific Games Holdings 8.556% (SOFR03M + 3.25%) 4/4/29 •	1,455,226	1,457,045
Scientific Games International Tranche B-1 8.071% (SOFR01M + 2.75%) 4/14/29 •	2,077,758	2,083,991
Staples Tranche B-1 10.443% (SOFR01M + 5.00%) 4/16/26 •	10,141,733	10,044,281
Station Casinos Tranche B 7.566% (SOFR01M + 2.25%) 3/14/31 •	3,910,000	3,914,618
SWF Holdings I 9.43% (SOFR01M + 4.11%) 10/6/28 •	5,949,189	5,061,766
Wand NewCo 3 9.066% (SOFR01M + 3.75%) 1/30/31 •	8,060,000	8,120,450
		76,300,614
Consumer Staples — 2.22%
Fiesta Purchaser 9.316% - 9.318% (SOFR01M + 4.00%) 2/12/31 •	6,840,000	6,874,672
Naked Juice 2nd Lien 11.402% (SOFR03M + 6.10%) 1/24/30 •	2,000,000	1,640,000
United Natural Foods TBD 4/25/31 X	4,885,000	4,842,256
		13,356,928
Energy — 1.87%
Buckeye Partners Tranche B-2 7.816% (SOFR01M + 2.50%) 11/22/30 •	1,950,113	1,959,087
Gip Pilot Acquisition Partners 8.308% (SOFR03M + 3.00%) 10/4/30 •	1,426,425	1,435,340
Parkway Generation Tranche B 10.341% (SOFR03M + 5.01%) 2/18/29 •	6,981,825	6,970,187
Parkway Generation Tranche C 10.341% (SOFR03M + 5.01%) 2/18/29 •	915,900	914,373
		11,278,987
Financials — 11.09%
AmWINS Group 8.18% (SOFR01M + 2.86%) 2/19/28 •	1,308,063	1,312,662
Amynta Agency Borrower 9.552% (SOFR03M + 4.25%) 2/28/28 •	10,062,846	10,111,066
AssuredPartners 8.816% (SOFR01M + 3.50%) 2/14/31 •	4,885,000	4,908,814
4    NQ- GA [0424] 0624 (3637116)

(Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)
Financials (continued)
Heartland Dental 10.315% (SOFR01M + 5.00%) 4/28/28 •	8,727,774	$ 8,767,442
HUB International 8.565% - 8.575% (SOFR03M + 3.25%) 6/20/30 •	2,880,101	2,897,549
Husky Injection Molding Systems 10.317% (SOFR01M + 5.00%) 2/1/29 •	4,885,000	4,915,531
Hyperion Refinance 8.816% (SOFR01M + 3.50%) 2/15/31 •	2,930,000	2,941,987
Inception Finco Tranche B-4 TBD 3/17/31 X	5,350,000	5,355,575
Jones DesLauriers Insurance Management 8.83% (SOFR03M + 3.50%) 3/15/30 •	5,361,563	5,376,977
Mermaid Bidco Tranche B-2 9.581% (SOFR03M + 4.25%) 12/22/27 •	4,176,345	4,194,617
Radar Bidco Tranche B 9.558% (SOFR01M + 4.25%) 3/31/31 •	7,335,000	7,371,675
Truist Insurance Holdings Tranche B TBD 3/24/31 X	4,885,000	4,895,688
USI
Tranche B 8.302% (SOFR03M + 3.00%) 11/22/29 •	1,289,344	1,293,878
8.552% (SOFR03M + 3.25%) 9/27/30 •	2,356,878	2,366,452
		66,709,913
Healthcare — 7.10%
ADMI 11.066% (SOFR01M + 5.75%) 12/23/27 •	4,393,988	4,389,593
AthenaHealth Group 8.566% (SOFR01M + 3.25%) 2/15/29 •	3,526,478	3,518,762
Bausch & Lomb 9.316% (SOFR01M + 4.00%) 9/29/28 •	5,845,625	5,874,853
Catalent Pharma Solutions Tranche B-4 8.315% (SOFR01M + 3.00%) 2/22/28 •	1,950,000	1,960,969
DaVita TBD 4/25/31 X	10,000,000	9,953,120
Electron Bidco 8.43% (SOFR01M + 3.11%) 11/1/28 •	2,369,636	2,376,300
Endo Luxembourg Finance I
9.826% (SOFR03M + 4.50%) 4/9/31 •	5,865,000	5,856,754
14.50% 3/27/28	2,384,161	1,549,705

Jazz Financing Lux Tranche B-1 8.43% (SOFR01M + 3.12%) 5/5/28 •	1,205,967	1,214,341
Mamba Purchaser 2nd Lien 11.93% (SOFR01M + 6.61%) 10/15/29 •	2,875,000	2,853,437
Medline Borrower Tranche B 8.068% (SOFR01M + 2.75%) 10/23/28 •	1,233,942	1,238,635
Surgery Center Holdings 1st Lien 8.815% (SOFR01M + 3.50%) 12/19/30 •	1,955,000	1,968,996
		42,755,465
NQ- GA [0424] 0624 (3637116)    5

Schedule of investments
Delaware Floating Rate Fund   (Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)
Industrials — 14.29%
Air Canada 7.833% (SOFR03M + 2.50%) 3/14/31 •	980,000	$ 984,135
American Airlines 10.336% (SOFR03M + 5.01%) 4/20/28 •	8,860,000	9,226,981
Aramark Services Tranche B-8 7.316% (SOFR01M + 2.00%) 6/22/30 •	496,250	497,118
Castlelake Aviation One DAC 8.079% (SOFR03M + 2.75%) 10/22/27 •	2,391,151	2,397,769
Champions Financing 10.072% (SOFR03M + 4.75%) 2/23/29 •	4,400,000	4,419,936
CP Atlas Buyer Tranche B 9.166% (SOFR01M + 3.85%) 11/23/27 •	5,933,584	5,910,324
Dayforce 7.816% (SOFR01M + 2.50%) 2/26/31 •	2,935,000	2,944,172
Delta Air Lines 9.075% (SOFR03M + 3.75%) 10/20/27 •	1,068,537	1,103,042
Dynasty Acquisition Tranche B-1 8.816% (SOFR01M + 3.50%) 8/24/28 •	2,040,745	2,050,665
Dynasty Acquisition Tranche B-2 8.816% (SOFR01M + 3.50%) 8/24/28 •	874,605	878,857
Gates Global Tranche B-3 7.916% (SOFR01M + 2.60%) 3/31/27 •	1,117,830	1,122,242
Genesee & Wyoming Tranche B 7.301% (SOFR02M + 2.00%) 4/10/31 •	4,885,000	4,890,681
HomeServe USA Holding 8.319% (SOFR01M + 3.00%) 10/21/30 •	2,410,000	2,420,544
Isolved 1st Lien 8.819% (SOFR01M + 3.50%) 10/14/30 •	3,243,125	3,254,974
Mileage Plus Holdings 10.733% (SOFR03M + 5.40%) 6/21/27 •	5,937,912	6,100,795
Pre Paid Legal Services 2nd Lien 12.43% (SOFR01M + 7.11%) 12/14/29 •	293,245	290,312
Setanta Aircraft Leasing DAC 7.564% (SOFR03M + 2.26%) 11/5/28 •	1,256,107	1,261,154
SPX Flow 9.916% (SOFR01M + 4.60%) 4/5/29 •	6,723,424	6,768,807
SunSource Borrower 9.42% (SOFR03M + 4.10%) 3/25/31 •	7,500,000	7,569,143
Touchdown Acquirer 9.314% (SOFR03M + 4.00%) 2/21/31 •	6,542,365	6,579,166
Transdigm Tranche J 8.559% (SOFR03M + 3.25%) 2/28/31 •	2,381,033	2,397,747
United AirLines Tranche B 8.076% (SOFR03M + 2.75%) 2/24/31 •	2,935,000	2,946,922
United Rentals (North America) 7.066% (SOFR01M + 1.75%) 2/14/31 •	1,955,000	1,963,147
White Cap Buyer 9.066% (SOFR01M + 3.75%) 10/19/27 •	2,618,480	2,630,073
6    NQ- GA [0424] 0624 (3637116)

(Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)
Industrials (continued)
Windsor Holdings III 9.319% (SOFR01M + 4.00%) 8/1/30 •	5,361,563	$ 5,414,621
		86,023,327
Information Technology — 13.70%
Applied Systems 2nd Lien 10.559% (SOFR03M + 5.25%) 2/23/32 •	11,500,000	11,924,062
BMC Software (Boxer/ Bladelogic) 9.566% (SOFR01M + 4.25%) 12/29/28 •	8,768,025	8,832,610
Boost Newco Borrower 8.309% (SOFR03M + 3.00%) 1/31/31 •	2,450,000	2,462,632
Cloud Software Group Tranche A TBD 9/29/28 X	5,375,000	5,380,601
Commscope 8.68% (SOFR01M + 3.36%) 4/6/26 •	5,625,883	4,966,597
Cotiviti Holdings TBD 2/21/31 X	5,750,000	5,766,773
Delta TopCo TBD 1/1/30 X	1,955,000	1,957,444
Entegris Tranche B 7.059% (SOFR03M + 1.75%) 7/6/29 •	623,082	626,068
Epicor Software Tranche D 9.066% (SOFR01M + 3.75%) 7/30/27 •	1,461,338	1,471,384
Evertec Group Tranche B 8.816% (SOFR01M + 3.50%) 10/30/30 •	2,460,000	2,475,375
Guardian US Holdco 8.809% (SOFR03M + 3.50%) 1/31/30 •	1,198,546	1,203,940
INDICOR Tranche B 9.302% (SOFR03M + 4.00%) 11/22/29 •	8,177,606	8,245,325
Instructure Holdings 8.355% (SOFR03M + 3.01%) 10/30/28 •	2,752,977	2,768,463
Ncr Atleos Tranche B 10.166% - 10.180% (SOFR03M + 4.85%) 3/27/29 •	3,442,908	3,471,418
Quartz AcquireCo 8.809% (SOFR03M + 3.50%) 6/28/30 •	2,105,659	2,119,258
SS&C Technologies Holdings Tranche B-5 7.18% (SOFR01M + 1.86%) 4/16/25 •	1,550,508	1,552,412
SS&C Technologies Holdings Tranche B-6 7.666% (SOFR01M + 2.35%) 3/22/29 •	317,696	318,567
SS&C Technologies Holdings Tranche B-7 7.666% (SOFR01M + 2.35%) 3/22/29 •	750,882	752,940
UKG Tranche B 8.814% (SOFR03M + 3.50%) 2/10/31 •	7,500,000	7,543,275
Viasat
9.816% (SOFR01M + 4.50%) 3/2/29 •	6,028,298	5,792,187
9.936% (SOFR01M + 4.61%) 5/30/30 •	2,920,325	2,814,098
		82,445,429
NQ- GA [0424] 0624 (3637116)    7

Schedule of investments
Delaware Floating Rate Fund   (Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)
Materials — 9.33%
Arsenal Aic Parent Tranche B 9.066% (SOFR01M + 3.75%) 8/19/30 •	5,883,130	$ 5,934,608
Berry Global Tranche AA 7.182% (SOFR01M + 1.86%) 7/1/29 •	1,047,118	1,050,691
Clydesdale Acquisition Holdings Tranche B 9.091% (SOFR01M + 3.78%) 4/13/29 •	2,547,428	2,560,848
Derby Buyer 9.577% (SOFR01M + 4.25%) 11/1/30 •	3,885,000	3,909,281
Form Technologies 1st Lien 14.693% (SOFR03M + 9.35%) 10/22/25 •	5,465,557	4,071,840
Form Technologies Tranche B 10.193% (SOFR03M + 4.85%) 7/22/25 •	6,458,826	6,197,780
Hexion Holdings 2nd Lien 13.163% (SOFR01M + 7.85%) 3/15/30 •	7,657,692	6,872,779
Olympus Water US Holding Tranche B-4 9.576% (SOFR03M + 4.25%) 11/9/28 •	3,303,346	3,318,977
PMHC II 9.706% (SOFR03M + 4.25%) 4/23/29 •	7,644,915	7,546,311
Pretium PKG Holdings 2nd Lien 12.334% (SOFR03M + 7.01%) 10/1/29 •	3,600,000	2,218,500
Quikrete Holdings Tranche B 7.819% (SOFR01M + 2.50%) 3/25/31 •	1,021,688	1,023,683
Standard Industries 7.68% (SOFR01M + 2.36%) 9/22/28 •	1,235,989	1,240,431
Vantage Specialty Chemicals 1st Lien 10.065% (SOFR01M + 4.75%) 10/26/26 •	5,851,478	5,671,060
Zekelman Industries 7.568% (SOFR01M + 2.25%) 1/24/31 •	4,486,456	4,499,354
		56,116,143
Real Estate — 0.36%
Iron Mountain Information Management Tranche B 7.566% (SOFR01M + 2.25%) 1/31/31 •	2,144,625	2,142,839
		2,142,839
Utilities — 7.17%
Calpine
7.316% (SOFR01M + 2.00%) 12/16/27 •	2,079,990	2,082,300
7.316% (SOFR01M + 2.00%) 1/31/31 •	2,456,325	2,456,069

Generation Bridge Northeast Tranche B 8.816% (SOFR01M + 3.50%) 8/22/29 •	2,812,481	2,830,059
Hamilton Projects Acquiror 9.93% (SOFR01M + 4.61%) 6/17/27 •	8,292,985	8,351,293
8    NQ- GA [0424] 0624 (3637116)

(Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)
Utilities (continued)
Lackawanna Energy Center
Tranche B-2 10.316% (SOFR01M + 5.00%) 8/6/29 •	4,489,881	$ 4,491,282
Tranche C 10.316% (SOFR01M + 5.00%) 8/6/29 •	976,190	976,495

NGL Energy Operating 9.816% (SOFR01M + 4.50%) 2/3/31 •	7,725,000	7,766,522
PG&E 7.816% (SOFR01M + 2.50%) 6/23/27 •	3,385,000	3,395,578
Talen Energy Supply
TBD 5/17/30 X	672,615	672,615
TBD 5/17/30 X	327,385	327,385

TerraForm Power Operating 7.902% (SOFR03M + 2.60%) 5/21/29 •	2,267,046	2,265,630
Vistra Operations Company 7.316% (SOFR01M + 2.00%) 12/20/30 •	2,647,588	2,651,025
Vistra Zero Operating Company 8.068% (SOFR01M + 2.75%) 4/30/31 •	4,885,000	4,903,016
		43,169,269
Total Loan Agreements (cost $553,525,903)		554,951,236
	Number of shares
Common Stock — 0.04%
Consumer Discretionary — 0.04%
Studio City International Holdings †	29,695	220,931
Total Common Stock (cost $89,260)		220,931

Exchange-Traded Funds — 1.71%
Invesco Senior Loan ETF	350,000	7,367,500
SPDR Blackstone Senior Loan ETF	70,000	2,938,600
Total Exchange-Traded Funds (cost $10,322,785)		10,306,100

Short-Term Investments — 6.11%
Money Market Mutual Funds — 6.11%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.18%)	9,191,832	9,191,832
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.20%)	9,191,832	9,191,832
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	9,191,832	9,191,832
NQ- GA [0424] 0624 (3637116)    9

Schedule of investments
Delaware Floating Rate Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	9,191,832	$ 9,191,832
Total Short-Term Investments (cost $36,767,328)		36,767,328
Total Value of Securities—104.98% (cost $629,898,936)		631,757,334

Liabilities Net of Receivables and Other Assets—(4.98%)		(29,961,900)
Net Assets Applicable to 74,952,010 Shares Outstanding—100.00%		$601,795,434
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of Rule 144A securities was $26,144,401, which represents 4.34% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
>>	PIK. 100% of the income received was in the form of principal.
‡	Non-income producing security. Security is currently in default.
ψ	Perpetual security. Maturity date represents next call date.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2024. Rate will reset at a future date.
X	This loan will settle after April 30, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be determined.
†	Non-income producing security.
10    NQ- GA [0424] 0624 (3637116)

(Unaudited)
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at April 30, 2024:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
Touchdown Acquirer TBD 2/21/31 X	$1,432,635	$1,432,635	$1,440,693	$8,058
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR02M – Secured Overnight Financing Rate 2 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
SPDR – Standard & Poor's Depositary Receipt
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
NQ- GA [0424] 0624 (3637116)    11